Acquisition (Details Textual) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Acquisition (Textual)
Business acquisition purchase price payable in promissory note						$ 8,000	$ 126,000
Revenue	13,544,365	$ 1,466,514		26,564,949	$ 3,698,755	7,333,847	6,410,620
Net loss	(1,179,969)	$ (426,379)		$ (3,070,968)	$ (1,644,341)	$ (1,541,873)	$ (668,176)
Maximum [Member]
Acquisition (Textual)
Estimated useful life						10 years
Minimum [Member]
Acquisition (Textual)
Business acquisition purchase price in cash						$ 200,000
Estimated useful life						1 year
Property, Plant and Equipment [Member] | Maximum [Member]
Acquisition (Textual)
Estimated useful life				5 years
Property, Plant and Equipment [Member] | Minimum [Member]
Acquisition (Textual)
Estimated useful life				4 years
Goedeker Television [Member] | April 5, 2019 [Member]
Acquisition (Textual)
Business acquisition purchase price payable earn out payments	20,000		20,000	$ 20,000
Additional consideration description				Television is entitled to such earn out payment (or portion thereof) at a rate equal to five percent (5%) per annum, computed on the basis of a 360 day year for the actual number of days elapsed.
Business acquisition purchase price in cash description				Goedeker Business for any applicable period is less than $2,500,000 but greater than $1,500,000, Goedeker must pay a partial earn out payment to Goedeker Television in an amount equal to the product determined by multiplying (i) the EBITDA Achievement Percentage by (ii) the applicable earn out payment for such period, where the "Achievement Percentage" is the percentage determined by dividing (A) the amount of (i) the EBITDA of the Goedeker Business for the applicable period less (ii) $1,500,000, by (B) $1,000,000. For avoidance of doubt, no partial earn out payments shall be earned or paid to the extent the EBITDA of the Goedeker Business for any applicable period is equal or less than $1,500,000.
Earn out payments description				Goedeker Television is also entitled to receive the following earn out payments to the extent the Goedeker Business achieves the applicable EBITDA (as defined in the asset purchase agreement) targets: 1. An earn out payment of $200,000 if the EBITDA of the Goedeker Business for the trailing twelve (12) month period from the closing date is $2,500,000 or greater; 2. An earn out payment of $200,000 if the EBITDA of the Goedeker Business for the trailing twelve (12) month period from the first anniversary of closing date is $2,500,000 or greater; and 3. An earn out payment of $200,000 if the EBITDA of the Goedeker Business for the trailing twelve (12) month period from the second anniversary of the closing date is $2,500,000 or greater.
Fair value of net assets				$ 535,940
Capitalized financing costs				215,500
Goedeker [Member]
Acquisition (Textual)
Revenue			22,748,000
Net loss			1,548,000
Goedeker [Member] | April 5, 2019 [Member]
Acquisition (Textual)
Business acquisition purchase price	6,200,000		6,200,000	6,200,000
Business acquisition purchase price payable in promissory note	4,100,000		4,100,000	4,100,000
Business acquisition purchase price in cash	1,500,000		1,500,000	1,500,000
Business acquisition purchase price payable earn out payments	600,000		600,000	$ 600,000
Additional consideration description				1847 Holdco agreed to issue to each of the Stockholders a number of shares of its common stock equal to a 11.25% non-dilutable interest (22.5% total) in all of the issued and outstanding stock of 1847 Holdco as of the closing date.
Adjusted cash portion	$ 478,000		$ 478,000	$ 478,000
Business acquisition purchase price in cash description				The cash portion of the purchase price is subject to a customary post-closing working capital adjustment provision with a target working capital of $(1,802,000) (negative amount).
1847 Neese [Member] | March 3, 2017 [Member] | Neese Acquisition [Member]
Acquisition (Textual)
Business acquisition purchase price						$ 2,225,000
Business acquisition purchase price payable in promissory note						1,025,000
Business acquisition purchase price in cash						$ 676,056
Business acquisition equity interest issued or issuable						450 shares of the common stock of 1847 Neese, constituting 45% of its capital stock;
Business acquisition vesting promissory note						$ 1,875,000
Business acquisition fair value of net assets acquired						$ 5,513,498